Consolidated Statements of Cash Flows AUD in Millions, $ in Millions	12 Months Ended			48 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2017 USD ($)
Cash Flows From Operating Activities
Net income	$ 276.5	$ 244.4	$ 291.3
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	83.2	79.8	70.9
Deferred income taxes	26.0	(0.1)	(37.4)
Stock-based compensation	9.3	10.3	9.2
Asbestos adjustments	(40.4)	(5.5)	(33.4)
Excess tax benefits from share-based awards	(3.0)	(0.4)	(1.4)
Loss on disposal of property, plant and equipment, net	15.0	14.8
Changes in operating assets and liabilities:
Restricted cash and cash equivalents - Asbestos	0.9	100.3	107.8
Restricted short-term investments - Asbestos			0.2
Payment to AICF	(91.1)	(62.8)	(113.0)	$ (312.3)
Accounts and other receivables	(28.4)	(39.9)	(5.1)
Inventories	(9.7)	16.2	(38.5)
Prepaid expenses and other assets	(2.1)	(3.9)	9.2
Insurance receivable - Asbestos	93.3	17.2	29.1
Accounts payable and accrued liabilities	39.6	(16.9)	15.7
Asbestos liability	(92.0)	(114.9)	(136.7)
Other accrued liabilities	15.0	21.8	11.6
Net cash provided by operating activities	292.1	260.4	179.5
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(101.9)	(73.2)	(276.2)
Proceeds from sale of property, plant and equipment		10.4
Capitalized interest	(2.0)	(3.2)	(1.7)
Acquisition of assets	(5.1)	(0.6)
Net cash used in investing activities	(109.0)	(66.6)	(277.9)
Cash Flows From Financing Activities
Proceeds from credit facilities	395.0	528.0	717.0
Repayments of credit facilities	(410.0)	(413.0)	(642.0)
Proceeds from senior unsecured notes	77.3		322.4
Debt issuance costs	(1.7)	(3.1)	(8.3)
Proceeds from issuance of shares	0.3	2.1	4.1
Excess tax benefits from share-based awards	3.0	0.4	1.4
Common stock repurchased and retired	(99.8)	(22.3)	(9.1)
Dividends paid	(176.8)	(246.5)	(390.1)
Net cash used in financing activities	(212.7)	(154.4)	(4.6)
Effects of exchange rate changes on cash	1.4	0.7	2.5
Net (decrease) increase in cash and cash equivalents	(28.2)	40.1	(100.5)
Cash and cash equivalents at beginning of period	107.1	67.0	167.5
Cash and cash equivalents at end of period	78.9	107.1	67.0	78.9
Components of Cash and Cash Equivalents
Cash at bank	75.0	94.5	60.0	75.0
Short-term deposits	3.9	12.6	7.0	3.9
Cash and cash equivalents at end of period	78.9	107.1	67.0	$ 78.9
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest	26.2	20.5	4.6
Cash paid during the year for income taxes, net	$ 51.5	$ 57.8	$ 35.6